PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,680		Rp 1,449	Rp 1,176
Defined benefit plan actuarial gain (loss) - net of tax	(1,955)	$ (136)	3,596	2,109
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,137		804	840
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Service cost	25		28	29
Net interest cost	49		89	134
Net periodic pension benefit cost	74		117	163
Experience adjustments	(68)		(32)	12
Changes in demographic assumptions			(99)	37
Changes in financial assumptions	(14)		42	45
Defined benefit plan actuarial gain (loss) - net of tax	Rp (82)		Rp (89)	Rp 94
The company | Unfunded Pension | Minimum
Disclosure of defined benefit plans [line items]
Discount rate	5.75%	5.75%	5.25%	6.50%
Rate of compensation increases	6.10%	6.10%	6.10%	6.10%
The company | Unfunded Pension | Maximum
Disclosure of defined benefit plans [line items]
Discount rate	7.00%	7.00%	6.50%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%